Note 9 - Other Current Liabilities (Details Textual) - License Agreement with Philip Morris USA for Aerosolization Technology [Member] - USD ($)	Nov. 15, 2024	Oct. 29, 2024	Sep. 15, 2024	Jul. 17, 2024	Jul. 01, 2024	Jan. 19, 2024	Jan. 18, 2024	Nov. 25, 2024	Sep. 30, 2024	Jan. 17, 2024	Dec. 31, 2023
License Agreement, Fee			$ 400,000	$ 400,000	$ 400,000		$ 100,000
License Agreement, Maximum Milestone Payments										$ 1,400,000
Licensing Agreement Accrued Payments									$ 500,000		$ 900,000
Forecast [Member]
License Agreement, Fee					400,000
Subsequent Event [Member]
License Agreement, Fee	$ 200,000	$ 200,000			$ 325,000	$ 75,000	$ 100,000
License Agreement, Maximum Milestone Payments										$ 1,400,000
Licensing Agreement Accrued Payments								$ 200,000